Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments.
Schedule of detailed information about prepayments

	2025	2024
Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	617	462
Blanket Mine third party suppliers - USD	3,432	1,689
Blanket Mine third party suppliers - ZiG	9,634	4,055
Blanket Mine third party suppliers - ZAR	306	234
Other prepayments	548	308
	14,537	6,748